SCHEDULE H, LINE 4a - SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS	12 Months Ended
Dec. 31, 2025
Reliance, Inc. Master 401(k) Plan
SCHEDULE H, LINE 4a - SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS
SCHEDULE H, LINE 4a - SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS

Employer Identification Number: 95-1142616

Plan Number: 003

		Total that Constitute Nonexempt Prohibited Transactions
					Total Fully
	Participant Contributions Transferred			Contributions	Corrected
	Late to the Plan	Contributions	Contributions	Pending	Under
	Check Here if Late Participant Loan	Not	Corrected	Correction in	VFCP and PTE
Year	Repayments are Included ☒	Corrected	Outside VFCP	VFCP	2002-51
2025	$2,606	$2,550	$56	—	—
2024	$1,112	—	$1,112	—	—